Income taxes benefit (expense)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income tax benefit (expense)
Note 8 - Income tax benefit (expense)
Income tax benefit (expense)
For the six months ended June 30, 2025, Polestar recognized a tax benefit of $43,485 mainly due to:
•The movement of deferred tax assets on CGU impairment expenses and the net realizable value ("NRV") across several markets.
•The recognition of deferred tax assets on carry-forward losses in the UK in the six-month period ended June 30, 2025, with no equivalent recognition in the same period in 2024.
•The claim of group relief in the UK on prior year income tax taxes.
Deferred tax assets
The increase amounting to $41,825, from $81,554 as of December 31, 2024 to $123,379 as of June 30, 2025, is primarily related to:
•Movement of deferred tax assets on CGU impairment expenses and NRV across several markets.
•The recognition of deferred tax assets on carry-forward losses in the UK in the six months ended June 30, 2025 with no equivalent recognition as of December 31, 2024.